Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT GLOBAL FUND INC
Entity Central Index Key	0000829901
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000003871
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	LDMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[1]
AssetsNet	$ 115,727,155
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000003873
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class C
Trading Symbol	LDMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%	[2]
AssetsNet	$ 115,727,155
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054919
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class F
Trading Symbol	LDMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[3]
AssetsNet	$ 115,727,155
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188264
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class F3
Trading Symbol	LODMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$40	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[4]
AssetsNet	$ 115,727,155
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000003870
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class I
Trading Symbol	LDMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[5]
AssetsNet	$ 115,727,155
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054921
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R3
Trading Symbol	LDMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	1.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%	[6]
AssetsNet	$ 115,727,155
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158193
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R4
Trading Symbol	LDMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[7]
AssetsNet	$ 115,727,155
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158194
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R5
Trading Symbol	LDMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$38	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[8]
AssetsNet	$ 115,727,155
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158195
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R6
Trading Symbol	LDMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[9]
AssetsNet	$ 115,727,155
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$115,727,155
# of Portfolio Holdings	229
Portfolio Turnover Rate	31%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Convertible Bonds	0.04%
Corporate Bonds	28.59%
Foreign Government Obligations	69.07%
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference(a)	1.17%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000132114
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class A
Trading Symbol	LCDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[10]
AssetsNet	$ 35,824,916
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000132115
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class C
Trading Symbol	LEDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.67%	[11]
AssetsNet	$ 35,824,916
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000132116
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class F
Trading Symbol	LCDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$48	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[12]
AssetsNet	$ 35,824,916
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188268
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class F3
Trading Symbol	LCDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[13]
AssetsNet	$ 35,824,916
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000132117
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class I
Trading Symbol	LCDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[14]
AssetsNet	$ 35,824,916
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000132119
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R3
Trading Symbol	LCDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$69	1.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%	[15]
AssetsNet	$ 35,824,916
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158199
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R4
Trading Symbol	LCDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[16]
AssetsNet	$ 35,824,916
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158200
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R5
Trading Symbol	LCDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$42	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[17]
AssetsNet	$ 35,824,916
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158201
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R6
Trading Symbol	LCDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[18]
AssetsNet	$ 35,824,916
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$35,824,916
# of Portfolio Holdings	182
Portfolio Turnover Rate	34%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.13%
Convertible Bonds	0.61%
Corporate Bonds	90.75%
Foreign Government Obligations	5.82%
Repurchase Agreements	1.45%
Money Market FundsFootnote Reference(a)	1.12%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.